CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)		12 Months Ended
	May 01, 2024	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Reverse stock split	0.056	0.2